Note 4. Notes Payable: Schedule of Maturities of Long-term Debt (Details)	Nov. 30, 2018 USD ($)
Notes Payable	$ 45,000
Notes Payable - Related Parties	29,400
2019
Notes Payable	0
Notes Payable - Related Parties	24,000
2020
Notes Payable	0
Notes Payable - Related Parties	0
2021
Notes Payable	0
Notes Payable - Related Parties	0
2022
Notes Payable	45,000
Notes Payable - Related Parties	$ 5,000